Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Reconciliation of Income Taxes
A reconciliation of our income taxes to the amount computed by applying the statutory federal income tax rate to the pretax loss for the year ended December 31, 2021 is summarized as follows (in thousands):

	December 31, 2021	December 31, 2020
Expected income tax benefit at statutory rates	$(8,089)	$(2,731)
State income tax, net of federal benefit	(23)	—
Permanent items and other	101	34
SAFE accounting fair value adjustment	—	1,616
Research and development credits	(15)	(31)
Change in valuation allowance	8,026	1,112

	$—	$—

Components of Deferred Income Taxes
As of December 31, 2021, significant components of our deferred income taxes are as follows (in thousands):

	December 31, 2021	December 31, 2020
Deferred income tax assets:
Net operating loss carryforward	$8,647	$1,078
Research credit carryforwards	41	31
Other, net	704	3

Total deferred tax assets	9,392	1,112
Less valuation allowance	(9,392)	(1,112)

Deferred tax assets, net of valuation allowance	$—	$—

Schedule of changes to gross unrecognized tax benefits

	Year Ended December 31, 2021	Period From February 27, 2020 (inception) through December 31, 2020
Beginning balance	$468	$—
Additions related to current year positions	7	468

Ending balance	$475	$468